Stock Incentive Plans - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for issuance in connection with its stock incentive plans	13,000,000
Income tax benefit	$ 47,659	$ 14,008	$ 42,546
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock issued to certain non-employee members of the Board of Directors (in shares)	14,580	15,010	17,820
Shares issued in lieu of directors' fees			2,400
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	33,018	26,585	36,617
Expense for nonvested stock-based awards has yet to be recognized	24,565
Expense for nonvested stock-based awards has yet to be recognized, amortized over a weighted-average period (in months)	12 months
Total fair value of shares vested	29,777	37,885	45,635
Shares surrendered upon exercise of stock	1,947,148	321,266	2,447,908
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options and SARs exercisable minimum period after the date of grant (in years)	3 years
Stock-based compensation expense	17,852	12,393	12,243
Expense for nonvested stock-based awards has yet to be recognized	11,489
Expense for nonvested stock-based awards has yet to be recognized, amortized over a weighted-average period (in months)	18 months
Total fair value of shares vested	12,488	8,642	20
Income tax benefit	976	1,673
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock awards, recognized tax benefit (cost)	17,395	426	277
Long Term Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 34,127	$ 41,886	$ 24,378
Restricted stock issued to certain non-employee members of the Board of Directors (in shares)	792,428	243,266	157,491
Shares surrendered upon exercise of stock	311,110	76,427	126,462
Minimum | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price of common stock under stock options	100.00%
Stock options and SARs exercisable minimum period after the date of grant (in years)	1 year
Maximum | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options and SARs exercisable minimum period after the date of grant (in years)	3 years
Stock options and SARs expiration period (in years)	10
Omnibus Stock Incentive Plan 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares authorized for issuance under stock incentive plan	14,700,000